Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net earnings	$ 90,936	$ 41,418	$ 40,722
NCI share of earnings from discontinued operations	321	225	211
Items not affecting cash:
Depreciation and amortization	62,516	75,352	53,502
Deferred income tax	(991)	(23,868)	(18,660)
Earnings from equity method investments	(589)	(1,107)	(1,230)
Stock option expense	4,077	4,166	3,169
Other	(890)	4,899	3,323
Incremental tax benefit on stock options exercised	(4,597)	(2,360)	(200)
Changes in non-cash working capital:
Accounts receivable	(22,052)	(33,613)	(19,889)
Inventories	(3,415)	(1,226)	(3,046)
Prepaid expenses and other current assets	(4,704)	(2,982)	(3,897)
Accounts payable	19,287	(2,455)	(963)
Accrued liabilities	46,769	44,447	28,979
Income tax payable	(10,264)	(421)	11,842
Unearned revenues	3,625	901	48
Other liabilities	(897)	12,901	9,080
Contingent acquisition consideration paid	(20,064)
Net cash provided by operating activities	159,068	116,277	102,991
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(108,245)	(37,735)	(19,153)
Disposal of business, net of cash disposed (note 4)	8,373	49,460
Purchases of fixed assets	(52,506)	(34,824)	(44,395)
Changes in restricted cash	1,956	(1,964)	844
Other investing activities	(5,755)	(2,234)	850
Net cash used in investing activities	(156,177)	(27,297)	(61,854)
Financing activities
Increase in long-term debt	307,715	551,932	395,584
Repayment of long-term debt	(193,033)	(516,479)	(376,349)
Financing fees paid	(358)	(546)	(1,808)
Purchases of non-controlling interests	(36,025)	(6,937)	(8,040)
Sale of interests in subsidiaries to non-controlling interests	424	1,233	1,608
Contingent acquisition consideration paid	(5,750)	(1,994)	(7,133)
Proceeds received on exercise of stock options	10,718	7,467	6,933
Incremental tax benefit on stock options exercised	4,597	2,360	200
Dividends paid to preferred shareholders		(2,537)	(9,603)
Dividends paid to common shareholders	(14,361)	(6,890)
Distributions paid to non-controlling interests	(25,956)	(22,001)	(16,321)
Repurchases of Subordinate Voting Shares	(28,868)	(14,554)	(7,314)
Repurchases of Preferred Shares			(9,896)
Redemption of Preferred Shares		(39,232)
Net cash provided by (used in) financing activities	19,103	(48,178)	(32,139)
Effect of exchange rate changes on cash	(7,905)	(6,782)	1,887
Increase in cash and cash equivalents	14,089	34,020	10,885
Cash and cash equivalents, beginning of year	142,704	108,684	97,799
Cash and cash equivalents, end of year	$ 156,793	$ 142,704	$ 108,684